                                                                                                                            ASAFSUP1222
                                     American Skandia Advisor Funds, Inc. ("ASAF" or the "Funds")
       Supplement dated December 19, 2003 to the Prospectus and Statement of Additional Information ("SAI") dated March 1, 2003

(1)      ASAF American Century International Growth Fund

         On December 18, 2003,  shareholders of the ASAF American Century  International Growth Fund ("American Century Fund") approved a Plan of  Reorganization  (the "Plan") pursuant to which the American Century Fund would transfer  substantially  all of its assets to the ASAF  William  Blair  International  Growth Fund  ("William  Blair  Fund").  The  reorganization  was  effective as of the close of business on December 19, 2003. As a result of the  reorganization,  shareholders  of the American  Century Fund received  shares of the
William  Blair Fund in exchange  for their  shares of the  American  Century  Fund and the  American  Century  Fund ceased  operations.
Accordingly, all references to the American Century Fund in the Funds' Prospectus and SAI are deleted as of December 19, 2003.

(2)      ASAF DeAM International Equity Fund

         On  December  18,  2003,  shareholders  of the  ASAF  DeAM  International  Equity  Fund  ("DeAM  Fund")  approved  a  Plan  of
Reorganization  (the  "Plan")  pursuant to which the Fund would  transfer  substantially  all of its assets to the ASAF  William  Blair
International  Growth Fund  ("William  Blair  Fund").  The  reorganization  was  effective  as of the close of business on December 19,
2003.  As a result of the  reorganization,  shareholders  of the DeAM Fund  received  shares of the William  Blair Fund in exchange for their  shares of the DeAM  Fund and the DeAM  Fund  ceased  operations.  Accordingly,  all  references  to the DeAM Fund in the  Funds'
Prospectus and SAI are deleted as of December 19, 2003.

(3)      ASAF Neuberger Berman Mid-Cap Growth Fund

         On December 18, 2003,  shareholders  of the ASAF Neuberger  Berman Mid-Cap Growth Fund  ("Neuberger  Fund") approved a Plan of
Reorganization  (the "Plan")  pursuant to which the Neuberger Fund would transfer  substantially  all of its assets to the ASAF Goldman
Sachs  Mid-Cap  Growth Fund  ("Goldman  Sachs  Fund").  The  reorganization  was  effective as of the close of business on December 19,
2003.  As a result of the  reorganization,  shareholders  of the Neuberger  Fund received  shares of the Goldman Sachs Fund in exchange for their shares of the Neuberger  Fund and the Neuberger  Fund ceased  operations.  Accordingly,  all references to the Neuberger Fund in the Funds' Prospectus and SAI are deleted as of December 19, 2003.

(4)      ASAF Alger All-Cap Growth Fund

         On December 18, 2003,  shareholders  of the ASAF Alger All-Cap  Growth Fund ("Alger Fund")  approved a Plan of  Reorganization
(the "Plan")  pursuant to which the Alger Fund would transfer  substantially  all of its assets to the ASAF Marsico Capital Growth Fund
("Marsico  Fund").  The  reorganization  was  effective  as of the  close  of  business  on  December  19,  2003.  As a  result  of the reorganization,  shareholders  of the Alger Fund received shares of the Marsico Fund in exchange for their shares of the Alger Fund and the Alger Fund ceased  operations.  Accordingly,  all  references to the Alger Fund in the Funds'  Prospectus and SAI are deleted as of
December 19, 2003.

(5)      ASAF Gabelli All-Cap Value Fund

         On December 18, 2003,  shareholders of the ASAF Gabelli All-Cap Value Fund ("Gabelli Fund") approved a Plan of  Reorganization
(the "Plan")  pursuant to which the Gabelli Fund would transfer  substantially  all of its assets to the ASAF Neuberger  Berman Mid-Cap
Value Fund  ("Neuberger  Fund").  The  reorganization  was  effective as of the close of business on December 19, 2003.  As a result of the  reorganization,  shareholders  of the Gabelli  Fund  received  shares of the  Neuberger  Fund in exchange  for their shares of the
Gabelli Fund and the Gabelli Fund ceased  operations.  Accordingly,  all  references to the Gabelli Fund in the Funds'  Prospectus  and
SAI are deleted as of December 19, 2003.

(6)      ASAF Alliance Growth Fund

         On December 18, 2003,  shareholders of the ASAF Alliance Growth Fund ("Alliance Fund") approved a Plan of Reorganization  (the
"Plan")  pursuant to which the Alliance Fund would  transfer  substantially  all of its assets to the ASAF Marsico  Capital Growth Fund
("Marsico  Fund").  The  reorganization  was  effective  as of the  close  of  business  on  December  19,  2003.  As a  result  of the reorganization,  shareholders  of the Alliance  Fund  received  shares of the Marsico Fund in exchange for their shares of the Alliance
Fund and the Alliance Fund ceased  operations.  Accordingly,  all references to the Alliance Fund in the Funds'  Prospectus and SAI are
deleted as of December 19, 2003.

(7)      ASAF Alliance/Bernstein Growth + Value Fund

         On December 18, 2003, shareholders of the ASAF Alliance/Bernstein Growth + Value Fund  ("Alliance/Bernstein  Fund") approved a
Plan of Reorganization  (the "Plan") pursuant to which the  Alliance/Bernstein  Fund would transfer  substantially all of its assets to the ASAF Sanford  Bernstein  Managed Index 500 Fund ("Sanford  Bernstein Fund").  The  reorganization  was effective as of the close of business on December 19, 2003. As a result of the reorganization,  shareholders of the  Alliance/Bernstein  Fund received shares of the
Sanford  Bernstein  Fund in  exchange  for  their  shares  of the  Alliance/Bernstein  Fund  and  the  Alliance/Bernstein  Fund  ceased operations.  Accordingly,  all references to the  Alliance/Bernstein  Fund in the Funds'  Prospectus and SAI are deleted as of December
19, 2003.

(8)      ASAF DeAM Large-Cap Value Fund

         On December 18, 2003,  shareholders  of the ASAF DeAM  Large-Cap  Value Fund ("DeAM Fund")  approved a Plan of  Reorganization
(the "Plan")  pursuant to which the DeAM Fund would  transfer  substantially  all of its assets to the ASAF Alliance  Growth and Income
Fund  ("Alliance  Fund").  The  reorganization  was  effective  as of the close of business on December  19,  2003.  As a result of the reorganization,  shareholders  of the DeAM Fund received  shares of the Alliance Fund in exchange for their shares of the DeAM Fund and the DeAM Fund ceased  operations.  Accordingly,  all  references  to the DeAM Fund in the Funds'  Prospectus  and SAI are deleted as of
December 19, 2003.